Finance costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance costs
10. Finance costs

	Years Ended December 31,
in €‘000	2019	2020	2021
Interest expense
Accrued interest on license fee payables	7,613	6,772	10,071
Interest on loans and borrowings	5,791	9,864	22,160
Other interest expense	35	22	93
Other finance costs
Other finance costs	23	—	216

Total	13,462	16,658	32,540